PGIM Income Builder Fund
Schedule of Investments (unaudited) as of January 31, 2026
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Exchange-Traded Funds 17.2%
Fixed Income
PGIM Active Aggregate Bond ETF	464,908	$19,925,724
PGIM Active High Yield Bond ETF	652,371	23,289,645

Total Affiliated Exchange-Traded Funds (cost $47,778,867)(wa)		43,215,369
Affiliated Mutual Funds 62.0%
Domestic Equity 24.0%
PGIM Jennison Energy Infrastructure Fund (Class R6)	4,308,702	27,748,042
PGIM Real Estate Income Fund (Class R6)	4,385,945	32,631,431
		60,379,473
Fixed Income 25.3%
PGIM Core Conservative Bond Fund (Class R6)	3,267,254	28,490,456
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	4,764,924	35,022,194
		63,512,650
International Equity 12.7%
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	33,093	479,845
PGIM Quant Solutions International Equity Fund (Class R6)	3,067,737	31,413,630
		31,893,475

Total Affiliated Mutual Funds (cost $131,722,789)(wa)		155,785,598
Common Stocks 13.5%
Aerospace & Defense 1.3%
CSG NV (Czech Republic)*	2,257	81,745
Rheinmetall AG (Germany)	467	989,502
RTX Corp.	4,946	993,799
Safran SA (France)	3,733	1,333,769
		3,398,815
Banks 1.1%
Citigroup, Inc.	8,426	974,973
JPMorgan Chase & Co.	2,878	880,351
Truist Financial Corp.	17,166	882,676
		2,738,000
Beverages 0.2%
Coca-Cola Co. (The)	5,220	390,508
Biotechnology 0.7%
AbbVie, Inc.	4,887	1,089,850
Amgen, Inc.	2,351	803,760
		1,893,610
Commercial Services & Supplies 0.1%
Waste Management, Inc.	775	172,236
Communications Equipment 0.4%
Cisco Systems, Inc.	13,075	1,024,034
Consumer Finance 0.2%
American Express Co.	1,681	591,998

PGIM Income Builder Fund

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 0.5%
Walmart, Inc.	9,574	$1,140,646
Diversified Telecommunication Services 0.5%
AT&T, Inc.	34,472	903,511
BCE, Inc. (Canada)	14,077	364,031
		1,267,542
Electric Utilities 0.6%
Entergy Corp.	10,986	1,053,447
NextEra Energy, Inc.	5,581	490,570
		1,544,017
Electrical Equipment 0.7%
GE Vernova, Inc.	591	429,285
Siemens Energy AG (Germany)*	7,672	1,307,156
		1,736,441
Financial Services 0.3%
Visa, Inc. (Class A Stock)	2,325	748,255
Ground Transportation 0.1%
Union Pacific Corp.	933	219,348
Health Care Providers & Services 0.3%
CVS Health Corp.	8,699	648,250
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	1,427	449,505
Starbucks Corp.	4,697	431,889
		881,394
Household Products 0.1%
Procter & Gamble Co. (The)	1,094	166,036
Independent Power & Renewable Electricity Producers 0.3%
Vistra Corp.	4,851	768,156
Industrial REITs 0.2%
Prologis, Inc.	3,148	411,003
Insurance 0.4%
Lincoln National Corp.	10,006	416,350
MetLife, Inc.	8,557	674,976
		1,091,326
Interactive Media & Services 0.2%
Alphabet, Inc. (Class A Stock)	1,562	527,956
IT Services 0.5%
International Business Machines Corp.	3,988	1,223,120

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Machinery 0.5%
Caterpillar, Inc.	1,361	$894,667
Parker-Hannifin Corp.	447	418,320
		1,312,987
Metals & Mining 0.1%
Rio Tinto PLC (Australia), ADR	3,970	361,389
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust, Inc.	11,370	203,864
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.	3,629	298,884
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp.	33,632	632,954
Expand Energy Corp.	3,123	351,056
ONEOK, Inc.	3,656	289,519
Shell PLC, ADR	7,974	614,237
Williams Cos., Inc. (The)	14,849	998,744
		2,886,510
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,150	247,852
Pharmaceuticals 0.6%
AstraZeneca PLC (United Kingdom), ADR	8,279	768,043
Eli Lilly & Co.	629	652,367
		1,420,410
Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	850	273,972
Broadcom, Inc.	3,830	1,268,879
Lam Research Corp.	1,897	442,874
		1,985,725
Software 0.1%
Microsoft Corp.	771	331,754
Specialized REITs 0.2%
Digital Realty Trust, Inc.	2,835	470,468
Specialty Retail 0.4%
O’Reilly Automotive, Inc.*	9,575	942,276
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.	3,476	901,953

Total Common Stocks (cost $18,584,542)		33,946,763
Preferred Stocks 0.3%
Aerospace & Defense 0.1%
Boeing Co. (The), CVT, 6.000%, Maturing 10/15/27	3,259	243,513

PGIM Income Builder Fund

PGIM Income Builder Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Preferred Stocks (Continued)
Electric Utilities 0.2%
NextEra Energy, Inc. , CVT, 7.234%, Maturing 11/01/27	10,076	$514,682

Total Preferred Stocks (cost $656,674)		758,195
Unaffiliated Exchange-Traded Funds 6.1%
Invesco Preferred ETF(a)	109,417	1,246,260
iShares 0-5 Year High Yield Corporate Bond ETF	57,695	2,486,655
iShares iBoxx $ High Yield Corporate Bond ETF(a)	49,912	4,048,861
State Street SPDR Bloomberg Convertible Securities ETF(a)	79,830	7,456,122

Total Unaffiliated Exchange-Traded Funds (cost $13,657,330)		15,237,898

Total Long-Term Investments (cost $212,400,202)		248,943,823

Short-Term Investments 4.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund	2,435,821	2,435,821
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $9,468,522; includes $9,439,153 of cash collateral for securities on loan)(b)	9,474,918	9,469,233

Total Short-Term Investments (cost $11,904,343)(wa)		11,905,054

TOTAL INVESTMENTS 103.9% (cost $224,304,545)		260,848,877
Liabilities in excess of other assets (3.9)%		(9,701,541)

Net Assets 100.0%		$251,147,336

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
iBoxx—Bond Market Indices
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,175,469; cash collateral of $9,439,153 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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